FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
FAIR VALUE OF FINANCIAL INSTRUMENTS
Summary of the significant unobservable inputs in fair value measurement of Level 3 financial assets and liabilities

Fair value at
June 30, 2025
Liabilities:
Common Warrants	$100
Series A Warrants	$10
Series A Warrants - modified	$50
Private Common Warrants	$1,000

			Series A	Private
	Common	Series A	Warrants –	Common
	Warrants	Warrants	modified	Warrants
Stock price	$5.15	$5.15	$5.15	$5.15
Exercise price	$9,135	$60,000	$9,135	$9,135
Dividend yield	0%	0%	0%	0%
Selected Volatility	187.50%	187.50%	187.50%	172.50%
Risk free rate	3.69%	3.72%	3.69%	3.72%
Fundamental transaction probability	30.00%	30.00%	30.00%	30.00%
Fundamental transaction Black Scholes Volatility	214.00%	100.00%	214.0%	183.30%
Fundamental transaction timing	12/31/2025	12/31/2025	12/31/2025	12/31/2025

	Fair value at	Valuation	Unobservable	Volatility
	September 30, 2024	Technique	Input	Input
Liabilities:
Common Warrants	$27,000	Monte Carlo simulation	Annualized volatility	157.50%
Series A Warrants	$15,000	Monte Carlo simulation	Annualized volatility	167.50%
Series A Warrants - modified	$16,000	Monte Carlo simulation	Annualized volatility	157.50%
Private Common Warrants	$262,000	Monte Carlo simulation	Annualized volatility	167.50%

Summary of change in fair value of warrants

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at April 1, 2025	$1,000	$140	430	6,000	$7,570
Change in fair value	(900)	(130)	(380)	(5,000)	(6,410)
Fair Value at June 30, 2025	$100	$10	$50	$1,000	$1,160

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at October 1, 2024	$27,000	$15,000	$16,000	$262,000	$320,000
Change in fair value	(26,900)	(14,990)	(15,950)	(261,000)	(318,840)
Fair Value at June 30, 2025	$100	$10	$50	$1,000	$1,160

			Series A	Private
	Common	Series A	Warrants-	Common
	Warrants	Warrants	modified	Warrants	Totals
Fair value at October 1, 2023	$1,468,000	$1,971,900	$845,100	$—	$4,285,000
Fair value at February 2, 2024	—	—	—	5,071,000	5,071,000
Change in fair value-warrant modification	230,000	—	164,000	—	394,000
Change in fair value	(1,671,000)	(1,956,900)	(993,100)	(4,809,000)	(9,430,000)
Fair Value at September 30, 2024	$27,000	$15,000	$16,000	$262,000	$320,000